PROPERTY AND EQUIPMENT	12 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
3.	PROPERTY AND EQUIPMENT

At September 30, 2013 and 2012, property and equipment consisted of:

	Estimated
	Useful Life	2013	2012

Furniture and fixtures	5 years	$2,925	$11,791
Computer equipment	3 years	-	4,196
Lab equipment	5 years	3,066	3,066

		5,991	19,053

Less - accumulated depreciation		5,669	18,145
		$322	$908

Depreciation expense for the years ended September 30, 2013 and 2012, and for the period from inception (March 6, 2006) through September 30, 2013 was $586, $3,372 and $18,731, respectively.